SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Current portion of long term debt	$ (131,307)		$ (122,007)
Long term debt	306,382		376,188
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans	$ 437,689	[1]	$ 498,195	[2]	[2]

[1]	On January 24, 2024, the Company received a facility notice from Shanghai Commercial Bank, granting a revolving loan facility totaling up to TWD
[2]	On January 24, 2024, the Company received a facility notice from Shanghai Commercial Bank, granting a revolving loan facility totaling up to TWD